Note 3-Stockholders' Equity: Warrants: Schedule of Redeemable Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Schedule of Redeemable Preferred Stock

		Weighted
		Average
	Warrants	Exercise Price
Outstanding - December 31, 2011	-	$-
Granted	2,000,000	0.75
Forfeited/canceled	-	-
Exercised	-	-
Outstanding - December 31, 2012	2,000,000	$0.75
Granted	6,232,258	$0.05
Forfeited/canceled	-	-
Exercised	-	-
Outstanding - December 31, 2013	8,232,258	$0.22
Exercisable – December 31, 2013	8,232,258	$0.22